UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2016 to December 31, 2016

Commission File Number of issuing entity:  333-208642-01
Central Index Key Number of issuing entity:  0001678487

BMW VEHICLE OWNER TRUST 2016-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-208642
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

81-3302593
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
 (Telephone number including area code)

Not Applicable
 (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒   No ☐

PART I — DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2016-A is set forth in the Statement relating to the January 25, 2017 distribution, which is attached as Exhibit 99.1.
There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2016-A for the distribution period commencing on December 1, 2016 and ending on December 31, 2016.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 3, 2016 with respect to all asset-backed securities sponsored by it.
PART II — OTHER INFORMATION
Item 10.  Exhibits.
(a)	The following is a list of documents filed as part of this Report on Form 10-D:
Exhibit 99.1	Statement relating to the January 25, 2017 distribution.
(b)	The exhibit required to be filed by the registrant pursuant to Item 601 of Regulation S-K is listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated:  January 26, 2017

BMW VEHICLE OWNER TRUST 2016-A
(Issuing Entity)

By:	BMW Financial Services NA, LLC, solely as servicer

By: /s/ Ritu Chandy
Name: Ritu Chandy
Title: Vice President – Finance & CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the January 25, 2017 distribution.